Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Segment Information [Abstract]
Cash and cash equivalents		$ 28,574,177	$ 100,593,557	$ 104,387,715
Total assets from continuing operations		568,314,008	475,441,844
Total assets from discontinued operations		0	157,479,104
Total assets		568,314,008	632,920,948
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Total assets from continuing operations		307,452,711	339,599,683
Operating Segment [Member] | Container Ship Segment [Member]
Segment Information [Abstract]
Total assets from continuing operations		50,004,481	52,850,927
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	26,159,930	82,336,438
Prepaid expenses and other assets	[1]	$ 184,696,886	$ 654,796

[1]	Refers to assets of other, non-vessel owning, entities included in the unaudited interim condensed consolidated financial statements.